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                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS

                         SUPPLEMENT DATED JUNE 16, 1998
                    TO THE PROSPECTUS DATED FEBRUARY 27, 1998

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TRANSFER AGENT AND SHAREHOLDER SERVICE PROVIDER

As of June 16, 1998, Freedom Services Corp. ("FSC") replaced John Hancock Signature Services, Incorporated ("JHSS") as transfer and shareholder services agent of Freedom Mutual Fund, on behalf of Freedom Cash Management Fund and Freedom Government Securities Fund, and Freedom Group of Tax Exempt Funds, on behalf of Freedom Tax Exempt Money Fund (Freedom Mutual Fund and Freedom Group of Tax Exempt Funds are referred to herein collectively as the "Trusts"; Freedom Cash Management Fund, Freedom Government Securities Fund and Freedom Tax Exempt Money Fund are referred to herein collectively as the "Funds") pursuant to a Transfer Agency and Service Agreement dated as of June 16, 1998 (the "Agreement"). At a meeting held on May 19, 1998, the Board of Trustees of the Trusts voted to confirm and approve the Agreement with FSC. FSC is a wholly-owned subsidiary of Freedom Securities Corporation.

The purchase, redemption and exchange procedures for shareholders of the Funds who have Sutro & Co., Incorporated ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony") brokerage accounts will remain unchanged. However, as of June 16, 1998, all other shareholders of the Funds must mail their purchase, redemption or exchange requests to the address listed below and/or call FSC toll-free at (800) 453-8206, rather than mailing their requests to the address listed in the Prospectus or calling the toll-free number listed therein. Shareholders who wish to purchase shares of any of the Funds through FSC by means of a wire order should call FSC toll-free at (800) 453-8206 for instructions and direct their wiring bank to transmit the specified amount in Federal Funds to: Bank of New York, ABA-021000018, A/C 890032661, Wexford Clearing Services, further credit to [customer name and account number]. For further information about the Funds, shareholders should contact their Sutro or Tucker Anthony account executive or call FSC toll-free at (800) 453-8206.

Please delete all references to JHSS in the Prospectus and replace them with FSC. The correct mailing address for FSC is set forth below and replaces all references to JHSS' mailing address. The correct toll-free number for contacting FSC is (800) 453-8206 and replaces all references to (800) 257-3336 in the Prospectus. The correct wiring address is Bank of New York, ABA-021000018, A/C 890032661, Wexford Clearing Services, further credit to [customer name and account number] and replaces all references to the wiring address in the Prospectus. Please also delete the two paragraphs in the Prospectus under the section entitled "Transfer Agent, Custodian and Shareholder Services" and replace them with the following paragraph:

         "Freedom Services Corporation ("FSC") acts as transfer and shareholder services agent for the Funds. FSC is a wholly-owned subsidiary of Freedom Securities Corporation. State Street Bank and Trust Company holds all cash and securities of the Funds as their custodian."

Freedom Services Corporation
One World Financial Center
200 Liberty Street
New York, New York 10281

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                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS

                      SUPPLEMENT DATED JUNE 16, 1998 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27,
                                      1998
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TRANSFER AGENT AND SHAREHOLDER SERVICE PROVIDER

As of June 16, 1998, Freedom Services Corp. ("FSC") replaced John Hancock Signature Services, Incorporated ("JHSS") as transfer and shareholder services agent of Freedom Mutual Fund, on behalf of Freedom Cash Management Fund and Freedom Government Securities Fund, and Freedom Group of Tax Exempt Funds, on behalf of Freedom Tax Exempt Money Fund (Freedom Mutual Fund and Freedom Group of Tax Exempt Funds are referred to herein collectively as the "Trusts") pursuant to a Transfer Agency and Service Agreement dated as of June 16, 1998 (the "Agreement"). At a meeting held on May 19, 1998, the Board of Trustees of the Trusts voted to confirm and approve the Agreement with FSC. FSC is a wholly-owned subsidiary of Freedom Securities Corporation.

Please delete all references to JHSS in the Statement of Additional Information and replace them with FSC.